Fair Value Measurements - Schedule of Changes in Level 1 Financial Assets Measured at Fair Value on a Recurring Basis (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Digital Currency at fair value beginning balance	$ 616,352	$ 199	$ 199
Inssuance of series C-1 convertible preferred stock and warrants in exchange of digital currencies			250,000
Realized loss on sale of digital currencies	(63,179)
Change in fair value of digital curencies	(180,816)		704,946
Purchase and sale of digital currencies	(172,437)		(338,793)
Digital Currency at fair value ending balance	$ 199,920		$ 616,352